Warrants (Tables) - Warrant [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Schedule of warrants to purchase the Company's common stock

Issuance Date	Warrants Issued	Exercise Price	Full Vesting Date	Expiration Date
November 20, 2015	70,000	$5.00	November 20, 2015	November 20, 2020
April 27, 2016	60,000	$2.91	April 27, 2016	April 27, 2019

Issuance Date	Warrants Issued	Exercise Price	Full Vesting Date	Expiration Date
November 20, 2015	70,000	$5.00	November 20, 2015	November 20, 2020
April 27, 2016	60,000	$2.91	April 27, 2016	April 27, 2019
August 3, 2017	30,000	$0.50	August 3, 2017	August 3, 2021
August 3, 2017	2,000,000	$0.50	August 3, 2017	August 3, 2022
November 9, 2017	20,000	$0.50	November 9, 2017	November 9, 2021
September 26, 2018	100,000	$1.00	September 26, 2018	September 26, 2022

Schedule of assumptions used to estimate fair value warrants granted
2020
Expected dividend yield	0%
Expected volatility	36.96 – 41.55%
Risk-free interest rate	0.190 – 0.440%
Expected life of warrants	2.5 – 5.0 years

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during fiscal 2019:

Expected dividend yield	0%
Expected volatility	32-33%
Risk-free interest rate	1.38-1.82%
Expected life of warrants	2.27-3.0 years

Schedule of warrant activity

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2019	503,523	$0.95	1.96	$258,328
Exercisable – December 31, 2019	503,523	$0.95	1.96	$258,328
Granted	2,576,878	0.46
Exercised	(283,530)	0.01
Forfeited or Expired	—	—
Outstanding – September 30, 2020	2,796,871	$0.60	4.17	$5,250,630
Exercisable – September 30, 2020	2,796,871	$0.60	4.17	$5,250,647
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	2,280,000	$0.72	3.44	$—
Exercisable – January 10, 2019	2,280,000	$0.72	3.44	$—
Granted	2,250,000	0.23
Exercised	—	—
Forfeited or Expired	(60,000)	2.91
Outstanding – September 30, 2019	4,470,000	$0.45	2.51	$2,557,100
Exercisable – September 30, 2019	4,470,000	$0.45	2.51	$2,557,100

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	2,280,000	$0.72	3.44	$—
Exercisable – January 10, 2019	2,280,000	$0.72	3.44	$—
Granted	3,868,523	0.18
Exercised	(5,472,500)	0.23
Forfeited or Expired	(172,500)	3.61
Outstanding – December 31, 2019	503,523	$0.95	1.96	$258,328
Exercisable – December 31, 2019	503,523	$0.95	1.96	$258,328